Significant Accounting Policies (Details) - USD ($)		9 Months Ended
	Feb. 01, 2021	Sep. 30, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Loss per share totaled		$ 1,881,669	$ 7,081,173
Intangible assets useful life		3 years
Incurred amount		$ 154,244	$ 0
Warrant derivative loss	$ 9,743,659
Warrant liability		$ 0